INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of interests in other entities [Abstract]
Disclosure of Interest in Non-Consolidated Companies

	As of December 31,
	2024	2023

At the beginning of the year	517,265	821,571

Acquisition of business (note 3)	—	400,037
Derecognition related to the increase of the participation in Usiminas	—	(771,995)
Equity in earnings of non-consolidated companies	69,108	105,305
Other comprehensive income and other effects	(90,795)	(2,812)
Dividends from non-consolidated companies (1)	(27,062)	(34,841)

At the end of the year	468,516	517,265
(1) Mainly related to dividends from Unigal Usiminas Ltda. and MRS Logística S.A.

The principal investments in non-consolidated companies, all of which are unlisted, are:

	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	130,433	116,849
Unigal Usiminas Ltda.	Brazil	Manufacturing and selling of steel products	70.00%	70.00%	98,280	124,064
MRS Logística S.A	Brazil	Logistical services	11.48%	11.41%	203,778	235,268
Other non-consolidated companies (1)					36,025	41,084
					468,516	517,265
(1) It includes the investments held in Finma S.A.I.F., Recrotek S.R.L. de C.V., Gas Industrial de Monterrey S.A. de C.V., Modal Terminal de Graneis Ltda., Usiroll – Usiminas Court Tecnologia em Acabamento Superficial Ltda, Codeme Engenharia S.A, Terminal de Cargas Paraopeba Ltda., Terminal de Cargas Sarzedo Ltda., and Metalcentro Ltda.